Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Interest and Finance Costs, net [Abstract]
Interest expense	$ 9,277	$ 7,937	$ 18,195	$ 15,665
Less: Interest capitalized	(1,084)	(719)	(2,355)	(1,347)
Interest expense, net	8,193	7,218	15,840	14,318
Interest swap cash settlements non-hedging	1,086	1,134	1,086	1,134
Bunkers swap cash settlements	0	1,634	266	4,617
Amortization of loan fees	343	286	676	580
Bank charges	80	32	141	70
Finance project costs expensed	0	402	0	1,261
Change in fair value of non-hedging financial instruments	(1,690)	(2,766)	(2,050)	(5,553)
Net total	$ 8,012	$ 7,940	$ 15,959	$ 16,427